babys

NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares				Fair Value
	PREFERRED STOCKS — 5.6%
	ASSET MANAGEMENT — 1.9%
25,000	Compass Diversified Holdings, series B, 7.875%			$618,750

	BANKING — 1.9%
25,000	Bank of America Corporation, Series E, 5.917%			596,000

	REAL ESTATE INVESTMENT TRUSTS — 1.8%
27,000	EPR Properties - Series C, 5.750%			592,110

	TOTAL PREFERRED STOCKS (Cost $1,711,138)			1,806,860

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 75.5%
	APPAREL & TEXTILE PRODUCTS — 2.8%
925,000	Under Armour, Inc.	3.2500	06/15/26	897,178

	ASSET MANAGEMENT — 7.3%
500,000	Blackstone Private Credit Fund	2.3500	11/22/24	496,135
600,000	Blackstone Private Credit Fund	2.6250	12/15/26	563,193
1,400,000	Hercules Capital, Inc.	2.6250	09/16/26	1,316,600
				2,375,928
	AUTOMOTIVE — 4.3%
1,350,000	Ford Motor Company	7.1250	11/15/25	1,374,776

	BANKING — 4.5%
1,500,000	Wintrust Financial Corporation	4.8500	06/06/29	1,450,101

	BIOTECH & PHARMA — 2.6%
800,000	Elanco Animal Health, Inc.	6.6500	08/28/28	830,243

	FOOD — 4.3%
1,400,000	J M Smucker Company (The)	3.5000	03/15/25	1,387,251

NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 75.5% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 4.2%
1,355,000	Owens & Minor, Inc.		4.3750	12/15/24	$1,358,123

	HOME & OFFICE PRODUCTS — 8.1%
1,000,000	ACCO Brands Corporation(a)		4.2500	03/15/29	932,516
1,360,000	Scotts Miracle-Gro Company (The)		5.2500	12/15/26	1,361,506
300,000	Steelcase, Inc.		5.1250	01/18/29	294,113
					2,588,135
	HOME CONSTRUCTION — 3.1%
1,000,000	Interface, Inc.(a)		5.5000	12/01/28	980,555

	HOUSEHOLD PRODUCTS — 3.8%
1,200,000	Energizer Holdings, Inc.(a)		6.5000	12/31/27	1,219,086

	INSTITUTIONAL FINANCIAL SERVICES — 4.5%
1,250,000	Lazard Group, LLC		3.6250	03/01/27	1,219,886
250,000	Mellon Capital IV Series 1(b)	TSFR3M + 0.827%	6.1700	12/20/65	215,681
					1,435,567
	INSURANCE — 4.4%
1,400,000	Old Republic International Corporation		4.8750	10/01/24	1,398,469

	LEISURE FACILITIES & SERVICES — 10.1%
750,000	Brinker International, Inc.(a)		5.0000	10/01/24	750,720
1,200,000	Cedar Fair, L.P. / Canada's Wonderland Company		5.3750	04/15/27	1,195,422
1,321,000	Wendy's International, LLC		7.0000	12/15/25	1,329,219
					3,275,361
	OIL & GAS PRODUCERS — 4.4%
1,390,000	Gulfport Energy Corporation		8.0000	05/17/26	1,412,924

	OIL & GAS SERVICES & EQUIPMENT — 3.3%
1,050,000	Oceaneering International, Inc.		6.0000	02/01/28	1,064,518

	REAL ESTATE INVESTMENT TRUSTS — 3.8%
1,250,000	EPR Properties		4.9500	04/15/28	1,235,305

NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 75.5% (Continued)
	TOTAL CORPORATE BONDS (Cost $23,863,333)			$24,283,520

	U.S. GOVERNMENT & AGENCIES — 4.7%
	U.S. TREASURY NOTES — 4.7%
500,000	United States Treasury Note	4.2500	09/30/24	499,604
500,000	United States Treasury Note	3.8750	03/31/25	497,715
500,000	United States Treasury Note	3.8750	04/30/25	497,462
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,491,497)			1,494,781

Shares
	SHORT-TERM INVESTMENTS — 5.5%
	MONEY MARKET FUND - 5.5%
1,752,012	First American Treasury Obligations Fund, Class X, 5.18% (Cost $1,752,012)(b)			1,752,012

Principal Amount ($)
	U.S. TREASURY BILLS — 7.7%
500,000	United States Treasury Bill(c)	3.9700	09/12/24	499,349
500,000	United States Treasury Bill(c)	4.8400	10/10/24	497,362
500,000	United States Treasury Bill(c)	4.9300	10/24/24	496,381
500,000	United States Treasury Bill(c)	4.9600	10/31/24	495,886
500,000	United States Treasury Bill(c)	4.7900	02/13/25	489,346
	TOTAL U.S. TREASURY BILLS (Cost $2,477,394)			2,478,324

	TOTAL SHORT-TERM INVESTMENTS (COST $4,252,012)			4,230,336

	TOTAL INVESTMENTS - 99.0% (Cost $31,295,374)			$31,815,497
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%			329,176
	NET ASSETS - 100.0%			$32,144,673

LLC	- Limited Liability Company
REIT	- Real Estate Investment Trust
TSFR3M	- Term Secured Overnight Financing Rate (SOFR) 3 month

NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2024 the total market value of 144A securities is 3,882,877 or 12.1% of net assets.
(b)	Variable rate security; the rate shown represents the rate on August 31, 2024.
(c)	Rate disclosed is the seven day effective yield as of August 31, 2024.
(c)	Zero coupon bond. Rate disclosed is the current yield as of August 31, 2024.